PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

4.PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at March 31, 2021 and December 31, 2020:

	March 31,	December 31,
	2021	2020
Equipment	$1,138,900	$780,500
Leasehold improvements	1,274,600	1,229,700
Office furniture, fixtures, and equipment	16,600	16,600
Software	151,700	151,700
Construction in progress	355,000	449,200
	2,936,800	2,627,700
Less: Accumulated depreciation	(657,300)	(561,700)
Total	$2,279,500	$2,066,000

Depreciation expense was $95,600 and $33,800 for the three months ended March 31, 2021 and, 2020, respectively. Depreciation expense is allocated between research and development and general and administrative operating expenses on the condensed consolidated statements of operations.

4.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following at December 31:

	2020	2019
Equipment	$780,500	$488,800
Leasehold improvements	1,229,700	302,700
Office furniture, fixtures, and equipment	16,600	16,600
Software	151,700	141,500
Construction in progress	449,200	—
	2,627,700	949,600
Less: Accumulated depreciation	(561,700)	(361,700)
Total	$2,066,000	$587,900

Depreciation expense was $200,000 and $87,500 for the years ended December 31, 2020 and 2019, respectively. Depreciation expense is allocated between research and development and general and administrative operating expenses on the consolidated statements of operations.